EQUITY ACCOUNTED INVESTMENTS - Details of Investments in Joint Ventures and Associates (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) jointVenture	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Investments
Carrying value of joint ventures	$ 19,404	$ 20,479
Carrying value of associates	539	328
Investments in joint ventures and associates	$ 19,943	20,807	$ 19,719
Number of joint ventures | jointVenture	50
Joint ventures categorized as other threshold	$ 500
Other
Investments
Carrying value of associates	$ 539	$ 328
Other | Bottom of range
Investments
Proportion of ownership interests/voting rights held by the partnership	16.00%	13.00%
Other | Top of range
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
London Mixed-use District
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 3,192	$ 3,529
Midtown New York Mixed-use Complex
Investments
Proportion of ownership interests/voting rights held by the partnership	56.00%	56.00%
Carrying value of joint ventures	$ 2,518	$ 2,396
U.S. Retail JV Pool A
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 1,848	$ 1,810
Honolulu Shopping Center
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 1,507	$ 1,939
U.S. Retail JV Pool B
Investments
Proportion of ownership interests/voting rights held by the partnership	51.00%	51.00%
Carrying value of joint ventures	$ 1,132	$ 1,140
U.S. Retail JV Pool C
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 737	$ 679
Bryant Park Office Tower
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 719	$ 702
Las Vegas Mall A
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 702	$ 856
U.S. Retail JV Pool D
Investments
Proportion of ownership interests/voting rights held by the partnership	48.00%	48.00%
Carrying value of joint ventures	$ 646	$ 612
Las Vegas Mall B
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 625	$ 455
Other
Investments
Carrying value of joint ventures	$ 5,778	$ 6,361
Other | Bottom of range
Investments
Proportion of ownership interests/voting rights held by the partnership	15.00%	15.00%
Other | Top of range
Investments
Proportion of ownership interests/voting rights held by the partnership	68.00%	68.00%